Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events
37	Subsequent events

On March 13, 2026, the Company adopted the 2026 Share Plan to attract, incentivize and retain employees, directors and consultants through the grant of awards. The maximum number of shares (including treasury shares) which may be issued or transferred under the Plan shall not exceed 10% of the total issued and outstanding ordinary shares (excluding any treasury shares) of the Company as at March 13, 2026. This Share Plan has a contractual term of ten years since March 13, 2026 and the shares granted under this Share Plan are generally subject to a time-based requirement of service schedule.

On March 23, 2026, the Board of Directors authorized a share repurchase program, effective as of March 23, 2026, under which the Company may repurchase up to USD100 million of its Class A ordinary shares (including in the form of ADSs) over the next 12 months, the proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.